Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expenses
Depreciation - property, plant and equipment	$ (592,396)	$ (553,002)	$ (467,703)
Depreciation - right-of-use assets	(453,699)	(415,643)	(460,254)
Compensation and benefits	(2,391,983)	(1,727,065)	(1,867,262)
Corporate development and marketing	(401,565)	(286,777)	(303,034)
Office administration expenses	(758,761)	(506,704)	(480,463)
Professional fees	(533,494)	(315,293)	(242,269)
Regulatory fees	(191,796)	(198,891)	(220,951)
Stock-based compensation	(1,097,850)	(1,742,511)	(1,863,085)
Total General and Administration Expenses	(6,421,544)	(5,745,886)	(5,905,021)
Exploration and Evaluation Expenses	(22,009,119)	(13,467,035)	(25,797,910)
Operating Loss	(28,430,663)	(19,212,921)	(31,702,931)
Other Income (Expense)
Interest income	800,699	272,005	39,725
Rent income - sublease	120,032	111,046	71,797
Interest income - loan receivable	0	3,551	7,624
Right of first refusal interest	37,046	0	0
Interest expenses - leases	(99,794)	(58,673)	(76,345)
Interest expenses - equipment financing	(20,040)	(34,362)	(37,410)
Interest expense - convertible debt	(974,664)	(358,270)	0
Accretion expense - convertible debt	(587,739)	(193,213)	0
Accretion expenses - reclamation	(1,027,039)	(1,013,585)	(787,859)
Change in fair value of derivatives	963,651	34,000	0
Change in fair value of host liability	(97,775)	0	0
Gain on equipment sold	272	41,855	6,800
Gain on lease returned	0	14,335	0
Foreign exchange income (loss)	299,745	587,211	(455,046)
Total Other Income (Expense)	(585,606)	(594,100)	(1,230,714)
Net Loss	(29,016,269)	(19,807,021)	(32,933,645)
Other Comprehensive Income (Loss) Items that will not be reclassified to profit or loss in subsequent periods:
Foreign exchange translation	(4,138,263)	7,745,772	30,385
Presentation currency translation difference	4,215,333	(8,409,362)	450,366
Other Comprehensive Income (Loss)	77,070	(663,590)	480,751
Comprehensive Loss	$ (28,939,199)	$ (20,470,611)	$ (32,452,894)
Net Loss Per Share
- basic and diluted	$ (0.52)	$ (0.71)	$ (1.45)
Weighted Average Number of Shares (000's)
- basic and diluted (000's)	56,355	27,800	22,813